Derivatives, Notional or Contractual Amounts (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair Value Asset derivatives, net	$ 27,553	$ 21,889
Fair Value Liability derivatives, net	15,468	10,884
Derivatives [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair Value Asset derivatives	108,696	85,358
Fair Value Liability derivatives	105,458	80,893
Netting of derivative asset and liability balances and related cash collateral [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair Value Asset derivatives, netting	(81,143)	(63,469)
Fair Value Liability derivatives, netting	(89,990)	(70,009)
Designated as Hedging Instrument [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair Value Asset derivatives	9,946	8,653
Fair Value Liability derivatives	3,341	2,341
Designated as Hedging Instrument [Member] | Interest Rate Contract [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Derivatives designated as hedging instruments	87,537	110,314
Fair Value Asset derivatives	8,423	7,126
Fair Value Liability derivatives	2,769	1,614
Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Derivatives designated as hedging instruments	22,269	25,904
Fair Value Asset derivatives	1,523	1,527
Fair Value Liability derivatives	572	727
Not Designated as Hedging Instrument [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair Value Asset derivatives	98,750	76,705
Fair Value Liability derivatives	102,117	78,552
Not Designated as Hedging Instrument [Member] | Customer accommodation trading and other free standing derivatives [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair Value Asset derivatives	96,179	73,704
Fair Value Liability derivatives	99,986	75,793
Not Designated as Hedging Instrument [Member] | Free standing derivatives (economic hedges) [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair Value Asset derivatives	2,571	3,001
Fair Value Liability derivatives	2,131	2,759
Not Designated as Hedging Instrument [Member] | Interest Rate Contract [Member] | Customer accommodation trading and other free standing derivatives [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair Value Asset derivatives	81,336	58,225
Fair Value Liability derivatives	83,834	59,329
Derivatives not designated as hedging instruments	2,425,144	2,809,387
Not Designated as Hedging Instrument [Member] | Interest Rate Contract [Member] | Free standing derivatives (economic hedges) [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair Value Asset derivatives	2,318	2,898
Fair Value Liability derivatives	2,011	2,625
Derivatives not designated as hedging instruments	377,497	408,563
Not Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member] | Customer accommodation trading and other free standing derivatives [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair Value Asset derivatives	3,151	2,800
Fair Value Liability derivatives	2,803	2,682
Derivatives not designated as hedging instruments	140,704	110,889
Not Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member] | Free standing derivatives (economic hedges) [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair Value Asset derivatives	250	23
Fair Value Liability derivatives	3	53
Derivatives not designated as hedging instruments	5,833	5,528
Not Designated as Hedging Instrument [Member] | Equity Contract [Member] | Customer accommodation trading and other free standing derivatives [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair Value Asset derivatives	3,768	3,272
Fair Value Liability derivatives	3,661	3,450
Derivatives not designated as hedging instruments	68,778	73,278
Not Designated as Hedging Instrument [Member] | Equity Contract [Member] | Free standing derivatives (economic hedges) [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair Value Asset derivatives	0	0
Fair Value Liability derivatives	0	46
Derivatives not designated as hedging instruments	0	176
Not Designated as Hedging Instrument [Member] | Commodity Contract [Member] | Customer accommodation trading and other free standing derivatives [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair Value Asset derivatives	4,351	4,133
Fair Value Liability derivatives	4,234	3,918
Derivatives not designated as hedging instruments	77,985	83,114
Not Designated as Hedging Instrument [Member] | Credit Contracts Protection Purchased [Member] | Customer accommodation trading and other free standing derivatives [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair Value Asset derivatives	3,254	4,661
Fair Value Liability derivatives	276	588
Derivatives not designated as hedging instruments	36,156	44,776
Not Designated as Hedging Instrument [Member] | Credit Contracts Protection Purchased [Member] | Free standing derivatives (economic hedges) [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair Value Asset derivatives	3	80
Fair Value Liability derivatives	0	0
Derivatives not designated as hedging instruments	125	396
Not Designated as Hedging Instrument [Member] | Credit Contracts Protection Sold [Member] | Customer accommodation trading and other free standing derivatives [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair Value Asset derivatives	319	605
Fair Value Liability derivatives	5,178	5,826
Derivatives not designated as hedging instruments	38,403	47,699
Not Designated as Hedging Instrument [Member] | Other Contract [Member] | Customer accommodation trading and other free standing derivatives [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair Value Asset derivatives	0	8
Fair Value Liability derivatives	0	0
Derivatives not designated as hedging instruments	0	190
Not Designated as Hedging Instrument [Member] | Other Contract [Member] | Free standing derivatives (economic hedges) [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair Value Asset derivatives	0	0
Fair Value Liability derivatives	117	35
Derivatives not designated as hedging instruments	$ 2,367	$ 2,538